Organizations and Principal Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jan. 01, 2023 CNY (¥)
Organizations and Principal Activities [Line Items]
Discontinued operation			¥ 14,172
Non-controlling interest	¥ (1,314)	$ (188)	(5,755)	¥ (13,926)
Non-controlling interest			¥ 5,492
Variable interest entity percentage	47.00%	47.00%	75.80%
Net losses	¥ (36,600)		¥ (71,000)	(10,900)
Negative cash flows from operating activities from continuing operations	(3,726)	$ (534)	(21,515)	¥ (6,182)
Accumulated deficit	(4,639,300)		(4,601,502)		$ (663,417)	¥ 5,461
Cash and cash equivalents	¥ 36,062		25,121		$ 5,157
Related Party [Member]
Organizations and Principal Activities [Line Items]
Non-controlling interest			¥ 44,973
VIEs [Member]
Organizations and Principal Activities [Line Items]
Variable interest entity percentage	58.80%	58.80%	46.90%
Cash and Cash Equivalents [Member]
Organizations and Principal Activities [Line Items]
Cash and cash equivalents	¥ 36,100